DEBT (Aggregate Annual Principal Payments) (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Shedule Of Long Term Debt Maturities Repayments Of Principal [Line Items]
Long-term Debt	$ 1,143,687	$ 1,286,263	$ 1,623,926
Standby Letters of Credit [Member]
Shedule Of Long Term Debt Maturities Repayments Of Principal [Line Items]
2016		63,039
2017		11,744
2018		130,708
2019		1,126,377
Thereafter		985
Long-term Debt		1,332,853
Parent Company [Member]
Shedule Of Long Term Debt Maturities Repayments Of Principal [Line Items]
2018		118,964
2021		301
2024		684
Long-term Debt		$ 116,426	$ 446,000